Income taxes - Tax loss carryforwards (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Tax loss carryforwards	$ 420,650
Tax loss carryforwards utilized	86,885	$ 199,537	$ 186,922
Other subsidiary losses
Income taxes
Tax loss carryforwards	$ 110,217
Duration of tax losses	10 years
2003
Income taxes
Tax loss carryforwards	$ 165,923
2004
Income taxes
Tax loss carryforwards	167,390
2005
Income taxes
Tax loss carryforwards	1,806
2007
Income taxes
Tax loss carryforwards	3,290
2008
Income taxes
Tax loss carryforwards	5,783
2018
Income taxes
Tax loss carryforwards	6,778
2019
Income taxes
Tax loss carryforwards	7,283
2020
Income taxes
Tax loss carryforwards	28,500
2021
Income taxes
Tax loss carryforwards	25,626
2024
Income taxes
Tax loss carryforwards	$ 8,271